Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Effect Of Correction On Consolidated Statements Of Cash Flows

The following table presents the effect this correction has on the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2010.

(Dollars in thousands)	As Previously Reported	Adjustment	As Adjusted
Selected Cash Flow Data
2011
(Increase) decrease in other assets	$(51,549)	$57,121	$5,572
Net Cash (Used in) Provided by Operating Activities	(41,363)	57,121	15,758

Increase in loans receivable, net, excluding loans acquired	(503,514)	(57,121)	(560,635)
Net Cash (Used in) Provided by Investing Activities	$82,853	$(57,121)	$25,732

2010
(Increase) decrease in other assets	$163,741	$64,922	$228,663
Net Cash (Used in) Provided by Operating Activities	149,724	64,922	214,646

Increase in loans receivable, net, excluding loans acquired	(58,373)	(64,922)	(123,295)
Net Cash (Used in) Provided by Investing Activities	$7,617	$(64,922)	$(57,305)